Cover	Jan. 04, 2023
Cover [Abstract]
Entity File Number	0-50231
City Area Code	800
Entity Tax Identification Number	52-0883107
Entity Address, Address Line One	1100 15th Street, NW
Entity Incorporation, State or Country Code	X1
Entity Central Index Key	0000310522
Document Type	8-K
Document Period End Date	Jan. 04, 2023
Entity Registrant Name	FEDERAL NATIONAL MORTGAGE ASSOCIATION FANNIE MAE
Local Phone Number	232-6643
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false